Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of Long-Term Liabilities

	December 31, 2021	December 31 2020

	$	$

Current portion of long-term liabilities

Accrued interest	305	3,056

Other liabilities	604	494

	909	3,550

Long-term liabilities

Credit facility (net of financing costs)	-	95,068

Limited Recourse Loan Facility	27,915	26,153

	27,915	121,221

	28,824	124,771